INVESTMENT INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Investment Instruments
INVESTMENT INSTRUMENTS

NOTE 11 INVESTMENT INSTRUMENTS

a)   As of December 31, 2017 and 2016, the detail of the instruments that the Bank has designated as financial instruments held as available for sale and until their maturity was as follows:

	As of December 31, 2017			As of December 31, 2016
	Available for sale	Held to maturity	Total	Available for sale	Held to maturity	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Chilean Central Bank and Government Securities
Chilean Central Bank securities	687,945	—	687,945	901,239	—	901,239
Chilean Treasury Bonds	1,081,879	—	1,081,879	272,734	—	272,734
Other government securities	14,053	—	14,053	—	—	—
Other financial instruments
Promissory notes related to deposits in local banks	114,038	—	114,038	397,898	—	397,898
Chilean mortgage finance bonds	64	—	64	76	—	76
Chilean financial institutions bonds	9,032	—	9,032	2,607	—	2,607
Other local investments	6,159	—	6,159	32,230	—	32,230
Financial instruments issued abroad
Foreign government and central bank instruments	420,687	—	420,687	284,444	226,433	510,877
Other foreign investments	300,740	202,030	502,770	162,882	—	162,882
Unquoted securities in active markets
Chilean corporate bonds	18,469	—	18,469	—	—	—
Other investments	10,412	—	10,412	19,967	—	19,967
Total	2,663,478	202,030	2,865,508	2,074,077	226,433	2,300,510

As of December 31, 2017 this total includes MCh$15,775 (MCh$351,537 as of December 31, 2016), included in Note 5 “Cash and cash equivalents,” which corresponds to those financial instruments with maturities that do not exceed three months from their dates of acquisition.

As of December 31, 2017, the portfolio of financial investments available-for-sale includes an unrealized gain of MCh$24,552 (loss of MCh$14,248 at December 31, 2016), presented as equity reserve accounts, distributed among a profit of MCh$16,592 attributable to equity holders and a gain of MCh$7,960 attributable to non-controlling interest (see detail in Note 22).

b)   Impairment of investment instruments

The Bank’s portfolio of investment instruments does not present impairment as of December 31, 2017, and 2016.

c)   The detail of investments quoted in non-active markets classified as available for sale has been recorded at fair value.

Itaú Corpbanca reviewed the instruments with unrealized losses as of December 31, 2017 and 2016, concluding that they were not impairments other than temporary. Therefore, they do require the bank to adjust the results of the fiscal year.

Unrealized gains and losses on the available-for-sale portfolio as of December 31, 2017 and 2016 were as follows:

	As of December 31, 2017
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	MCh$	MCh$	MCh$	MCh$

Chilean Central Bank and Government Securities
Chilean Central Bank securities	688,770	806	(1,631)	687,945
Chilean Treasury Bonds	1,081,633	3,526	(3,280)	1,081,879
Other government securities	14,206	—	(153)	14,053
Other financial instruments
Promissory notes related to deposits in local banks	114,073	—	(35)	114,038
Chilean mortgage finance bonds	64	—	—	64
Chilean financial institutions bonds	9,034	25	(27)	9,032
Other local investments	3,942	2,217	—	6,159
Financial instruments issued abroad
Foreign government and central bank instruments	416,995	3,921	(229)	420,687
Other foreign investments	281,833	19,090	(183)	300,740
Unquoted securities in active markets
Chilean corporate bonds	17,964	505	—	18,469
Other investments	10,412	—	—	10,412
Total	2,638,926	30,090	(5,538)	2,663,478

	As of December 31, 2016
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	MCh$	MCh$	MCh$	MCh$

Chilean Central Bank and Government Securities
Chilean Central Bank securities	898,579	2,708	(48)	901,239
Chilean Treasury Bonds	272,860	558	(684)	272,734
Other government securities	—	—	—	—
Other financial instruments
Promissory notes related to deposits in local banks	397,804	105	(11)	397,898
Chilean mortgage finance bonds	76	—	—	76
Chilean financial institutions bonds	2,586	21	—	2,607
Other local investments	31,823	454	(47)	32,230
Financial instruments issued abroad
Foreign government and central bank instruments	271,179	14,416	(1,151)	284,444
Other foreign investments	164,617	35	(1,770)	162,882
Unquoted securities in active markets
Chilean corporate bonds	—	—	—	—
Other investments	20,305	—	(338)	19,967
Total	2,059,829	18,297	(4,049)	2,074,077

d)   The classification of investments in available-for-sale instruments, within the fair value hierarchy, is as follows (see note 33):

	As of December 31, 2017
	Available for sale Portfolio
		Total	Level 1	Level 2	Level 3
	Note	MCh$	MCh$	MCh$	MCh$

Chilean Central Bank and Government Securities	33	1,783,877	1,783,877	—	—
Chilean Central Bank securities		687,945	687,945	—	—
Chilean Treasury Bonds		1,081,879	1,081,879	—	—
Other government securities		14,053	14,053	—	—
Other financial instruments	33	129,293	6,159	123,134	—
Promissory notes related to deposits in local banks		114,038	—	114,038	—
Chilean mortgage finance bonds		64	—	64	—
Chilean financial institutions bonds		9,032	—	9,032	—
Other local investments		6,159	6,159	—	—
Financial instruments issued abroad	33	721,427	721,427	—	—
Foreign government and central bank instruments		420,687	420,687	—	—
Other foreign investments		300,740	300,740	—	—
Unquoted securities in active markets	33	28,881	—	28,881	—
Chilean corporate bonds		18,469	—	18,469	—
Other investments		10,412	—	10,412	—
Total		2,663,478	2,511,463	152,015	—

	As of December 31, 2016
	Available for sale Portfolio
		Total	Level 1	Level 2	Level 3
	Note	MCh$	MCh$	MCh$	MCh$

Chilean Central Bank and Government Securities	33	1,173,973	1,173,973	—	—
Chilean Central Bank securities		901,239	901,239	—	—
Chilean Treasury Bonds		272,734	272,734	—	—
Other government securities		—	—	—	—
Other financial instruments	33	432,811	—	432,811	—
Promissory notes related to deposits in local banks		397,898	—	397,898	—
Chilean mortgage finance bonds		76	—	76	—
Chilean financial institutions bonds		2,607	—	2,607	—
Other local investments		32,230	—	32,230	—
Financial instruments issued abroad	33	447,326	306,054	141,272	—
Foreign government and central bank instruments		284,444	150,009	134,435	—
Other foreign investments		162,882	156,045	6,837	—
Unquoted securities in active markets	33	19,967	4,118	15,849	—
Chilean corporate bonds		—	—	—	—
Other investments		19,967	4,118	15,849	—
Total		2,074,077	1,484,145	589,932	—